Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Jun. 30, 2022	Sep. 30, 2021
Cash	$ 54,997	$ 2,266,639
Inventory	1,428,264	1,093,765
Prepaid expense and other current assets	83,487	307,341
Total current assets	1,566,748	3,667,745
Long-term assets:
Property and equipment, net	2,843	5,240
Other assets	3,500	3,500
Total long-term assets	6,343	8,740
Total assets	1,573,091	3,676,485
Current liabilities:
Accounts payable	1,696,213	408,083
Accrued expense and other liabilities	223,094	319,464
Current portion of derivative liability	0	1,000,000
Total current liabilities	1,919,307	1,727,547
Long-term liabilities:
Advances from investors	575,000	0
Accrued interest	286,808	167,137
Derivative liability, net of current portion	1,207,475	1,207,475
Total long-term liabilities	3,669,283	2,974,612
Total liabilities	5,588,590	4,702,159
Commitments and contingencies
Stockholders’ deficit:
Common stock, $0.001 par value, 800,000,000 shares authorized; 237,169,770 shares issued as of June 30, 2022 and September 30, 2021, respectively, and 236,994,770 and 236,719,770 shares outstanding as of June 30, 2022 and September 30, 2021, respectively	236,995	236,720
Additional paid-in capital	48,931,720	48,534,525
Accumulated deficit	(53,184,214)	(49,796,919)
Total stockholders’ deficit	(4,015,499)	(1,025,674)
Total liabilities and stockholders’ deficit	1,573,091	3,676,485
Series 1 Convertible Notes [Member]
Long-term liabilities:
Convertible notes	550,000	550,000
Series 2 Convertible Notes [Member]
Long-term liabilities:
Convertible notes	$ 1,050,000	$ 1,050,000